Significant Accounting Policies (Schedule of Estimated Useful LIves of Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2018
Land development, roads and structures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life Depreciation in Years	15-30
Facilities, machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life Depreciation in Years	8-25	[1]
Dams and ponds [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life Depreciation in Years	20-40	[2]
Heavy mechanical equipment, train cars and tanks [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life Depreciation in Years	5-15
Office furniture and equipment, motor vehicles, computer equipment and other [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life Depreciation in Years	3-10

[1]	Mainly 25 years.
[2]	Mainly 40 years.